UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2013

Patrick F. Quan

SMALLCAP World Fund, Inc.

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

AMERICAN
FUNDS®

From Capital Group

SMALLCAP World Fund®

Semi-annual report for the six months ended March 31, 2013

SMALLCAP World Fund seeks long-term growth of capital through investments in smaller companies in the United States and around the world.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	7.21%	3.26%	12.55%

The total annual fund operating expense ratio was 1.14% for Class A shares as of the prospectus dated December 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 36.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Small-cap markets around the world made gains during the first six months of SMALLCAP World Fund’s fiscal year, though fitfully at times as continued economic and fiscal problems persisted in some areas of the globe.

For the six months ended March 31, 2013, the fund produced a total return of 12.4%, which included reinvestment of dividend payments totaling 54.1 cents a share. Those taking dividends in cash saw a total return of 10.8%.

By way of comparison, the unmanaged MSCI All Country World Small Cap Index returned 13.7% for the period, while the fund’s peer group, the Lipper Global Small-Cap Funds Average, gained 12.7%. Neither benchmark includes sales charges, account fees or taxes.

Market overview

The global economy continued to grow — albeit modestly — over the course of the first six months of the fund’s fiscal year. While declining, continued high

Results at a glance

For periods ended March 31, 2013, with all distributions reinvested

			Average annual total returns
					Lifetime
	Total returns				(since
	6 months	1 year	5 years	10 years	4/30/90)
SMALLCAP World Fund (Class A shares)	12.4%	13.8%	4.5%	13.2%	9.6%
MSCI All Country World Small Cap Index*	13.7	13.7	6.1	13.5	n/a
Lipper Global Small-Cap Funds Average	12.7	13.0	4.3	12.3	9.5

*	The market index is unmanaged and, therefore, has no expenses. It is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. Results reflect dividends net of withholding taxes. This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.

SMALLCAP World Fund	1

unemployment kept growth muted in the United States, while Europe’s economy remained stagnant in the face of continued economic and fiscal crises. China and other emerging markets saw more vibrant economic growth rates. The Federal Reserve, European Central Bank and Japanese regulators all kept interest rates low during the period.

The movement of equity markets illustrated the continued push-pull between risk and safety. Small-capitalization stocks in the United States and other developed nations fared well, while those in emerging markets saw more meager gains.

Among global small-cap sectors, industrials, financials and consumer discretionary stocks saw the most gains, all traditional hallmarks of economic optimism. Health care, telecommunications services and consumer staples likewise saw strong market returns during the period.

The fund’s holdings

The fund’s portfolio managers remain committed to a broadly diversified portfolio based on strong, bottom-up research into each potential investment. Many portfolio managers believe that emerging markets equities in particular are attractive long-term holdings. The fund had several successful emerging markets holdings during the period, though overall emerging markets lagged other markets to a degree.

Of the major markets, U.S. small-cap market returns contributed positively to the fund, though the fund had a smaller percentage of U.S. companies than its benchmark during the period. Overall, approximately 45% of the fund is invested in U.S. securities and 49% in overseas holdings, with slightly more than 6% kept in cash.

The fund’s holdings in financials, consumer discretionary and industrials helped the

Where are SMALLCAP’s holdings located?

As of March 31, 2013	Percent of net assets
▪ United States	44.6%
▪ Asia & Pacific Basin	23.2
▪ Europe	19.6
▪ Other (including Canada & Latin America)	6.3
▪ Short-term securities & other assets less liabilities	6.3

As of September 30, 2012	Percent of net assets
▪ United States	44.9%
▪ Asia & Pacific Basin	21.7
▪ Europe	18.6
▪ Other (including Canada & Latin America)	6.3
▪ Short-term securities & other assets less liabilities	8.5

2	SMALLCAP World Fund

fund to the greatest extent during the period from a contribution standpoint, while holdings in telecommunications services and energy shares hurt returns.

Looking ahead

We remain optimistic that we will continue to find exciting investments in the global small-cap universe. Certainly, there are challenging issues to contend with, such as the ongoing fiscal crisis in Europe and the high levels of government debt in most developed nations. Slower growth rates in China also bear watching, as does the possible end to quantitative easing in the U.S. Despite these challenges, we believe there will continue to be a vibrant stream of potential investments for the fund. In recent years we have invested in a number of diverse areas including engineering software, online gaming, Indonesian retailing, pet health care and treatments for hepatitis C. We remain very focused on unearthing similarly diverse investments in the future.

We feel the fund remains well-positioned for the road ahead, and it is not our philosophy to make decisions based on short-term market fluctuations; that can only serve to increase volatility for fund investors. Instead, we focus on each individual company, assessing its potential and reviewing it regularly. We believe our research can allow the fund to produce consistent returns over time. We strive to maintain a long-term approach to investing, and encourage you to do the same with regard to your individual holdings.

We thank you for your continued support, and look forward to reporting to you again in six months.

Cordially,

Jonathan Knowles

Vice Chairman of the Board

Gregory W. Wendt

President

May 10, 2013

For current information about the fund, visit americanfunds.com.

SMALLCAP World Fund	3

Summary investment portfolio March 31, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	Percent of net assets

Country diversification	Percent of net assets
United States	44.6%
United Kingdom	8.3
Euro zone*	6.9
China	3.7
Hong Kong	3.3
India	3.0
Philippines	2.9
Canada	2.8
Japan	2.2
Indonesia	2.0
Australia	1.6
Other countries	12.4
Short-term securities & other assets less liabilities	6.3

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks — 92.97%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 19.40%
Netflix, Inc.[1]	1,411,123	$267,281	1.23%
Lions Gate Entertainment Corp.[1,2]	8,106,121	192,682	.89
Mr Price Group Ltd.	12,586,613	159,899	.73
Paddy Power PLC	1,681,726	151,745	.70
Virgin Media Inc.	2,892,500	141,646	.65
DSW Inc., Class A	2,200,000	140,360	.65
lululemon athletica inc.[1]	1,791,000	111,669	.51
ASOS PLC[1]	2,174,955	110,602	.51

4	SMALLCAP World Fund

Common stock	Shares	Value (000)	Percent of net assets
TOD’S SpA	744,000	$106,515	.49%
Five Below, Inc.[1]	2,564,833	97,182	.45
Chow Sang Sang Holdings International Ltd.	30,189,000	89,059	.41
Domino’s Pizza, Inc.	1,665,000	85,648	.39
Melco Crown Entertainment Ltd. (ADR)[1]	3,500,000	81,690	.38
Tesla Motors, Inc.[1]	1,970,593	74,666	.34
Dollarama Inc.	1,155,000	74,143	.34
Other securities		2,334,229	10.73
		4,219,016	19.40

Health care — 13.09%
Regeneron Pharmaceuticals, Inc.[1]	1,227,820	216,587	1.00
Pharmacyclics, Inc.[1]	2,172,356	174,679	.80
Synageva BioPharma Corp.[1,2]	1,905,074	104,627	.48
Incyte Corp.[1]	4,445,600	104,072	.48
Sysmex Corp.	1,550,000	95,321	.44
Molina Healthcare, Inc.[1,2]	2,982,000	92,054	.42
BioMarin Pharmaceutical Inc.[1]	1,457,500	90,744	.42
athenahealth, Inc.[1]	864,221	83,864	.39
Hikma Pharmaceuticals PLC	5,189,153	81,522	.38
Sirona Dental Systems, Inc.[1]	1,074,750	79,241	.36
ArthroCare Corp.[1,2]	2,214,748	76,985	.35
Grifols, SA, Class A1	2,055,000	76,185	.35
Intuitive Surgical, Inc.[1]	155,000	76,134	.35
Emeritus Corp.[1,2]	2,729,700	75,858	.35
Other securities		1,419,045	6.52
		2,846,918	13.09

Industrials — 11.84%
Intertek Group PLC	2,448,000	126,198	.58
MTU Aero Engines Holding AG	1,118,000	105,966	.49
ITT Corp.	3,455,500	98,240	.45
Moog Inc., Class A1	1,767,800	81,018	.37
Chart Industries, Inc.[1]	999,871	80,000	.37
Other securities		2,083,361	9.58
		2,574,783	11.84

Information technology — 11.28%
AAC Technologies Holdings Inc.	47,727,000	229,333	1.06
National Instruments Corp.	3,286,479	107,632	.50
Hittite Microwave Corp.[1,2]	1,651,350	100,006	.46
ASM International NV	2,773,000	92,070	.42
OpenTable, Inc.[1,2]	1,385,000	87,227	.40
Other securities		1,836,245	8.44
		2,452,513	11.28

SMALLCAP World Fund	5

Common stocks	Shares	Value (000)	Percent of net assets
Financials — 10.16%
Onex Corp.	2,487,700	$118,589	.55%
GT Capital Holdings, Inc.	5,882,200	105,652	.49
SVB Financial Group[1]	1,285,900	91,222	.42
Financial Engines, Inc.	2,335,000	84,574	.39
Kotak Mahindra Bank Ltd.	6,370,098	76,535	.35
Security Bank Corp.	16,590,000	73,986	.34
Other securities		1,658,503	7.62
		2,209,061	10.16

Energy — 6.08%
Ophir Energy PLC[1,2]	32,010,668	225,230	1.03
InterOil Corp.[1]	2,419,563	184,153	.85
Other securities		913,771	4.20
		1,323,154	6.08

Consumer staples — 5.92%
Puregold Price Club, Inc.[2]	157,727,900	154,790	.71
Super Group Ltd.[2]	44,597,000	140,197	.64
Raia Drogasil SA, ordinary nominative	9,619,912	102,529	.47
PT Sumber Alfaria Trijaya Tbk	145,315,000	97,201	.45
Coca-Cola Icecek AS, Class C	2,861,097	82,590	.38
PZ Cussons PLC	12,468,837	76,422	.35
Other securities		634,613	2.92
		1,288,342	5.92

Materials — 5.87%
Chr. Hansen Holding A/S	3,726,000	138,225	.63
AptarGroup, Inc.	2,307,591	132,340	.61
James Hardie Industries PLC (CDI)	9,733,929	101,466	.47
Schweitzer-Mauduit International, Inc.[2]	2,482,800	96,159	.44
Other securities		808,982	3.72
		1,277,172	5.87

Utilities — 2.69%
ENN Energy Holdings Ltd.[2]	55,644,296	308,235	1.42
Manila Water Co., Inc.[2]	104,200,900	102,133	.47
Other securities		173,884	.80
		584,252	2.69

Telecommunication services — 1.71%
Other securities		372,458	1.71

6	SMALLCAP World Fund

Common stocks		Value (000)	Percent of net assets
Miscellaneous — 4.93%
Other common stocks in initial period of acquisition		$1,073,570	4.93%

Total common stocks (cost: $14,617,192,000)		20,221,239	92.97

Preferred stocks — 0.07%
Financials — 0.07%
Other securities		16,311	.07

Total preferred stocks (cost: $13,738,000)		16,311	.07

Warrants — 0.00%
Other — 0.00%
Other securities		11	.00

Total warrants (cost: $1,563,000)		11	.00

Convertible securities — 0.44%
Other — 0.44%
Other securities		96,557	.44

Total convertible securities (cost: $81,875,000)		96,557	.44

Bonds & notes — 0.17%
U.S. Treasury bonds & notes — 0.17%
Other securities		37,107	.17

Total bonds & notes (cost: $37,099,000)		37,107	.17

Short-term securities — 6.45%	Principal amount (000)
Freddie Mac 0.10%–0.19% due 4/1–10/22/2013	$439,450	439,300	2.02
Fannie Mae 0.13%–0.16% due 5/22–12/16/2013	195,200	195,076	.90
U.S. Treasury Bills 0.106%–0.18% due 4/18–8/15/2013	144,050	144,027	.66
International Bank for Reconstruction and Development 0.13%–0.15% due 5/24–7/9/2013	114,900	114,878	.53
Other securities		509,146	2.34

Total short-term securities (cost: $1,402,357,000)		1,402,427	6.45

Total investment securities (cost: $16,153,824,000)		21,773,652	100.10
Other assets less liabilities		(22,718)	(.10)

Net assets		$21,750,934	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

SMALLCAP World Fund	7

Forward currency contracts

The fund has entered into forward currency contracts to sell currencies as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

						Unrealized
						(depreciation)
			Contract amount			appreciation
			Receive	Deliver		at 3/31/2013
	Settlement date	Counterparty	(000)	(000)		(000)
Sales:
Australian dollars	4/12/2013	Barclays Bank PLC	$4,491	A$	4,400	$(86)
British pounds	4/26/2013	UBS AG	$139,601		£91,780	176
Japanese yen	4/8/2013	Bank of New York Mellon	$18,000		¥1,685,052	101
Japanese yen	4/8/2013	Bank of New York Mellon	$7,000		¥675,430	(174)
						$17

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended March 31, 2013, appear below.

					Dividend	Value of
	Beginning			Ending	or	affiliates
	shares or			shares or	interest	at
	principal			principal	income	3/31/2013
	amount	Additions	Reductions	amount	(000)	(000)
ENN Energy Holdings Ltd.	55,644,296	—	—	55,644,296	$—	$308,235
Ophir Energy PLC[1]	16,717,585	15,293,083	—	32,010,668	—	225,230
Lions Gate Entertainment Corp.[1]	8,000,000	106,121	—	8,106,121	—	192,682
Puregold Price Club, Inc.	87,206,000	70,521,900	—	157,727,900	316	154,790
Super Group Ltd.	44,597,000	—	—	44,597,000	—	140,197
Synageva BioPharma Corp.[1]	1,570,000	335,074	—	1,905,074	—	104,627
Manila Water Co., Inc.	81,300,900	22,900,000	—	104,200,900	408	102,133
Hittite Microwave Corp.[1]	1,794,950	—	143,600	1,651,350	—	100,006
Schweitzer-Mauduit International, Inc.	2,370,000	112,800	—	2,482,800	1,117	96,159
Molina Healthcare, Inc.[1]	1,850,000	1,132,000	—	2,982,000	—	92,054
OpenTable, Inc.[1]	1,290,000	95,000	—	1,385,000	—	87,227
ArthroCare Corp.[1]	1,809,802	404,946	—	2,214,748	—	76,985
Emeritus Corp.[1]	2,730,000	—	300	2,729,700	—	75,858
Vistaprint NV1	2,050,000	—	190,000	1,860,000	—	71,908
MD Medical Group Investments PLC (GDR)[1]	—	2,582,900	—	2,582,900	—	45,382
MD Medical Group Investments PLC (GDR)[1,3]	—	1,179,100	—	1,179,100	—	20,717
Coupons.com Inc., Series B,convertible preferred[1,4,5]	8,191,724	—	—	8,191,724	—	53,410

8	SMALLCAP World Fund

					Dividend	Value of
	Beginning			Ending	or	affiliates
	shares or			shares or	interest	at
	principal			principal	income	3/31/2013
	amount	Additions	Reductions	amount	(000)	(000)
Goodpack Ltd.	30,060,000	5,272,000	—	35,332,000	$1,227	$53,400
Goodpack Ltd., warrants, expire 2012	5,272,000	—	5,272,000	—	—	—
Domino’s Pizza Enterprises Ltd.	3,602,300	630,000	—	4,232,300	1,621	50,948
Northgate PLC	10,626,805	—	—	10,626,805	223	50,496
National Financial Partners Corp.[1]	3,174,800	—	973,300	2,201,500	—	49,380
National Financial Partners Corp. 4.00% convertible notes 2017	$4,000,000	—	$4,000,000	—	76	—
Demandware, Inc.[1,6]	507,171	1,317,949	—	1,825,120	—	46,267
Greatview Aseptic Packaging Co. Ltd.	50,033,000	17,900,000	—	67,933,000	—	45,507
Bizim Toptan Satis Magazalari AS, non-registered shares	1,720,474	1,193,000	290,000	2,623,474	—	44,351
Orthofix International NV1	1,110,100	50,000	—	1,160,100	—	41,613
Orexigen Therapeutics, Inc.[1,6]	894,900	5,640,100	—	6,535,000	—	40,844
Comstock Resources, Inc.[1]	3,078,111	—	600,000	2,478,111	—	40,269
Cadence Pharmaceuticals, Inc.[1]	6,130,469	—	190,500	5,939,969	—	39,738
Galapagos NV1	1,554,436	21,000	—	1,575,436	—	38,507
SPS Commerce, Inc.[1]	1,051,300	—	150,000	901,300	—	38,459
Iridium Communications Inc.[1]	4,206,609	1,003,391	—	5,210,000	—	31,364
Iridium Communications Inc., Series A, convertible preferred[3]	60,000	—	—	60,000	190	5,582
Ebix, Inc.[6]	1,465,000	745,000	—	2,210,000	211	35,846
Comfort Systems USA, Inc.	2,476,000	—	—	2,476,000	248	34,887
KEYW Holding Corp.[1,6]	1,613,500	524,000	—	2,137,500	—	34,478
Yip’s Chemical Holdings Ltd.	27,628,000	2,350,000	—	29,978,000	—	32,131
AVEO Pharmaceuticals, Inc.[1]	3,387,200	759,800	—	4,147,000	—	30,480
Immersion Corp.[1]	2,254,000	—	—	2,254,000	—	26,462
Cox and Kings (India) Ltd.	10,592,000	—	—	10,592,000	—	24,975
Cox and Kings (India) Ltd. (GDR)[4]	330,000	—	—	330,000	—	778
Autoneum Holding AG1	373,780	—	—	373,780	—	24,988
Responsys, Inc.[1]	—	2,815,000	—	2,815,000	—	24,913
African Petroleum Corp. Ltd.[1]	93,646,868	—	—	93,646,868	—	24,380
XenoPort, Inc.[1]	2,792,000	435,000	—	3,227,000	—	23,073
Kingdee International Software Group Co. Ltd.[1]	123,194,000	11,674,000	—	134,868,000	—	22,239
Manappuram Finance Ltd.	50,330,986	4,600,000	—	54,930,986	1,517	21,831
Houston Wire & Cable Co.	1,678,900	—	—	1,678,900	302	21,742
Mothercare PLC[1]	4,480,000	—	—	4,480,000	—	21,441
Greenko Group PLC[1]	9,144,000	234,155	—	9,378,155	—	19,022
Home Federal Bancorp, Inc.	1,384,249	—	—	1,384,249	332	17,718
Frigoglass SAIC[1]	3,052,380	—	—	3,052,380	—	17,018
bluebird bio, Inc., Series D, convertible preferred[1,4,5]	22,374,386	—	—	22,374,386	—	16,009
Gem Diamonds Ltd.[1]	7,350,000	—	—	7,350,000	—	15,271

SMALLCAP World Fund	9

					Dividend	Value of
	Beginning			Ending	or	affiliates
	shares or			shares or	interest	at
	principal			principal	income	3/31/2013
	amount	Additions	Reductions	amount	(000)	(000)
Mahindra Lifespace Developers Ltd.	2,157,380	—	—	2,157,380	$—	$15,042
Mytrah Energy Ltd.[1]	7,918,000	2,500,000	—	10,418,000	—	14,246
Duluth Metals Ltd.[1]	4,208,800	3,037,680	—	7,246,480	—	13,835
ValueVision Media, Inc., Class A1	3,875,293	—	—	3,875,293	—	13,409
Coal of Africa Ltd.[1]	55,734,459	—	—	55,734,459	—	11,855
First Southern Bancorp, Inc.[1,4,5]	1,344,915	—	—	1,344,915	—	7,061
First Southern Bancorp, Inc., Series C, convertible preferred[1,4,5]	2,299	—	—	2,299	—	4,658
NewSat Ltd.[1,6]	2,086,578	12,313,985	—	14,400,563	—	5,923
NewSat Ltd.[1,3]	—	12,155,000	—	12,155,000	—	5,000
Powerland AG, non-registered shares	1,200,000	—	—	1,200,000	—	10,592
Mood Media Corp.[1,3]	6,375,000	—	—	6,375,000	—	6,462
Mood Media Corp. (CDI)[1,3]	3,710,000	—	—	3,710,000	—	3,760
Falkland Oil and Gas Ltd.[1]	24,225,000	—	—	24,225,000	—	9,754
Tilaknager Industries Ltd.	8,890,000	—	—	8,890,000	—	9,700
EACOM Timber Corp.[1]	26,200,000	—	—	26,200,000	—	9,411
BNK Petroleum Inc.[1]	5,763,380	5,780,000	—	11,543,380	—	8,861
Eastern Platinum Ltd.[1]	27,281,450	34,350,000	—	61,631,450	—	8,794
Mvelaserve Ltd.[1]	9,194,800	—	—	9,194,800	—	8,387
Bloomsbury Publishing PLC	5,405,000	—	682,424	4,722,576	82	8,252
Gran Colombia Gold SA1	30,175,000	—	—	30,175,000	—	8,166
Gran Colombia Gold SA, warrants, expire 2015[1]	1,086,500	—	—	1,086,500	—	11
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[4,5]	—	2,789,614	—	2,789,614	—	7,725
Petrodorado Energy Ltd.[1]	38,400,000	—	—	38,400,000	—	6,802
Afferro Mining Inc.[1]	6,460,000	—	—	6,460,000	—	6,134
Talwalkars Better Value Fitness Ltd.	1,446,000	248,000	—	1,694,000	—	4,441
China High Precision Automation Group Ltd.[4]	67,422,000	—	—	67,422,000	174	3,474
Pacific Coal Resources Ltd.[1]	18,280,000	—	15,668,571	2,611,429	—	3,238
Pacific Coal Resources Ltd., warrants, expire 2016[1,4]	8,500,000	—	7,285,714	1,214,286	—	—
BrisConnections Unit Trusts[1,4]	27,290,000	—	144,844	27,145,156	—	—
CEC Unet PLC[1,4]	35,100,775	—	—	35,100,775	—	—
Achillion Pharmaceuticals, Inc.[1,7]	3,750,000	790,000	450,000	4,090,000	—	—
BG Medicine, Inc.[7]	1,418,968	—	1,418,968	—	—	—
CJ CGV Co., Ltd.[7]	1,235,000	—	825,000	410,000	112	—
Cymer, Inc.[1,7]	1,670,000	25,000	1,340,000	355,000	—	—
Delticom AG7	761,501	—	761,501	—	—	—
Douglas Dynamics, Inc.[7]	1,175,000	—	1,175,000	—	233	—

10	SMALLCAP World Fund

					Dividend	Value of
	Beginning			Ending	or	affiliates
	shares or			shares or	interest	at
	principal			principal	income	3/31/2013
	amount	Additions	Reductions	amount	(000)	(000)
Ennis, Inc.[7]	1,472,589	—	422,589	1,050,000	$690	$—
Exponent, Inc.[7]	936,400	—	320,000	616,400	92	—
Green Packet Bhd.[1,7]	34,933,616	—	17,178,300	17,755,316	—	—
Home Loan Servicing Solutions, Ltd.[7]	1,546,400	965,000	—	2,511,400	1,661	—
InterOil Corp.[1,7]	2,461,200	—	41,637	2,419,563	—	—
NuVasive, Inc.[1,7]	2,492,536	—	928,100	1,564,436	—	—
PT Sumber Alfaria Trijaya Tbk[7]	219,452,500	—	74,137,500	145,315,000	—	—
Quantum Corp.[7]	13,699,097	—	13,699,097	—	—	—
Standard Parking Corp.[7]	1,048,600	—	1,048,600	—	—	—
U.S. Auto Parts Network, Inc.[1,7]	1,980,000	—	604,337	1,375,663	—	—
					$10,832	$3,269,000

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $535,070,000, which represented 2.46% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $148,797,000, which represented .68% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Coupons.com Inc., Series B, convertible preferred	6/1/2011	$45,000	$53,410	.25%
bluebird bio, Inc., Series D, convertible preferred	7/20/2012	11,149	16,009	.07
First Southern Bancorp, Inc.	12/17/2009	22,070	7,061	.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	4,658	.02
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	12/17/2012	7,726	7,725	.04
Other restricted securities		104,375	62,651	.29
Total restricted securities		$190,320	$151,514	.70%

[6]	This security was an unaffiliated issuer in its initial period of acquisition at 9/30/2012; it was not publicly disclosed.
[7]	Unaffiliated issuer at 3/31/2013.

Key to abbreviations and symbols

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

A$ = Australian dollars

£ = British pounds

¥ = Japanese yen

See Notes to Financial Statements

SMALLCAP World Fund	11

Financial statements

Statement of assets and liabilities at March 31, 2013	unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $13,297,847)	$18,504,652
Affiliated issuers (cost: $2,855,977)	3,269,000	$21,773,652
Cash denominated in currencies other than U.S. dollars (cost: $1,821)		1,820
Cash		5,364
Unrealized appreciation on open forward currency contracts		277
Receivables for:
Sales of investments	78,397
Sales of fund’s shares	25,886
Dividends and interest	28,608	132,891
		21,914,004
Liabilities:
Unrealized depreciation on open forward currency contracts		260
Payables for:
Purchases of investments	98,254
Repurchases of fund’s shares	40,255
Investment advisory services	11,651
Services provided by related parties	9,608
Directors’ deferred compensation	2,544
Other	498	162,810
Net assets at March 31, 2013		$21,750,934

Net assets consist of:
Capital paid in on shares of capital stock		$16,204,549
Distributions in excess of net investment income		(350,659)
Undistributed net realized gain		277,122
Net unrealized appreciation		5,619,922
Net assets at March 31, 2013		$21,750,934

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 1,000,000 shares, $.01 par value (502,958 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$ 14,789,650	339,696	$ 43.54
Class B	196,882	4,784	41.16
Class C	838,648	20,608	40.70
Class F-1	704,034	16,307	43.17
Class F-2	510,408	11,712	43.58
Class 529-A	781,767	18,069	43.26
Class 529-B	26,884	646	41.59
Class 529-C	246,101	5,949	41.37
Class 529-E	42,297	991	42.67
Class 529-F-1	63,121	1,456	43.34
Class R-1	38,054	915	41.59
Class R-2	693,215	16,670	41.58
Class R-3	758,469	17,805	42.60
Class R-4	615,399	14,232	43.24
Class R-5	473,510	10,775	43.95
Class R-6	972,495	22,343	43.53

See Notes to Financial Statements

12	SMALLCAP World Fund

Statement of operations for the six months ended March 31, 2013	unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $4,193; also includes $10,756 from affiliates)	$98,177
Interest (includes $76 from affiliates)	2,145	$100,322

Fees and expenses*:
Investment advisory services	64,415
Distribution services	29,513
Transfer agent services	19,753
Administrative services	2,230
Reports to shareholders	908
Registration statement and prospectus	227
Directors’ compensation	453
Auditing and legal	20
Custodian	2,045
State and local taxes	118
Other	636	120,318
Net investment loss		(19,996)

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $36; also includes $17,517 net gain from affiliates)	779,440
Forward currency contracts	432
Currency transactions	(1,602)	778,270
Net unrealized appreciation on:
Investments	1,623,854
Forward currency contracts	22
Currency translations	98	1,623,974
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		2,402,244
Net increase in net assets resulting from operations		$2,382,248

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

SMALLCAP World Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended March 31, 2013*	Year ended September 30, 2012

Operations:
Net investment (loss) income	$(19,996)	$31,013
Net realized gain on investments, forward currency contracts and currency transactions	778,270	680,973
Net unrealized appreciation on investments, forward currency contracts and currency translations	1,623,974	3,429,858
Net increase in net assets resulting from operations	2,382,248	4,141,844

Dividends paid to shareholders from net investment income	(257,778)	(53,307)

Net capital share transactions	(34,896)	(1,481,164)

Total increase in net assets	2,089,574	2,607,373

Net assets:
Beginning of period	19,661,360	17,053,987
End of period (including distributions in excess of net investment income: $(350,659) and $(72,885), respectively)	$21,750,934	$19,661,360

*	Unaudited.

See Notes to Financial Statements

14	SMALLCAP World Fund

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2013; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SMALLCAP World Fund	15

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

16	SMALLCAP World Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

SMALLCAP World Fund	17

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities.

18	SMALLCAP World Fund

Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,218,208	$778	$30	$4,219,016
Health care	2,846,918	—	—	2,846,918
Industrials	2,574,783	—	—	2,574,783
Information technology	2,449,002	—	3,511	2,452,513
Financials	2,176,934	—	32,127	2,209,061
Energy	1,310,233	12,920	1	1,323,154
Consumer staples	1,288,342	—	—	1,288,342
Materials	1,275,670	—	1,502	1,277,172
Utilities	584,252	—	—	584,252
Telecommunication services	356,967	—	15,491	372,458
Miscellaneous	1,072,935	—	635	1,073,570
Preferred stocks	—	16,311	—	16,311
Warrants	11	—	—	11
Convertible securities	—	14,755	81,802	96,557
Bonds & notes	—	37,107	—	37,107
Short-term securities	—	1,402,427	—	1,402,427
Total	$20,154,255	$1,484,298	$135,099	$21,773,652

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$277	$—	$277
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(260)	—	(260)
Total	$—	$17	$—	$17

*	Forward currency contracts are not included in the investment portfolio.

SMALLCAP World Fund	19

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

20	SMALLCAP World Fund

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

Collateral — To reduce the risk to counterparties of forward currency contracts, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.

SMALLCAP World Fund	21

During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$228,843
Capital loss carryforward expiring 2018*	(476,072)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after September 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$6,693,446
Gross unrealized depreciation on investment securities	(1,376,635)
Net unrealized appreciation on investment securities	5,316,811
Cost of investment securities	16,456,841

22	SMALLCAP World Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	March 31, 2013	September 30, 2012
Class A	$182,045	$38,933
Class B	999	—
Class C	5,125	—
Class F-1	8,428	1,913
Class F-2	7,141	1,886
Class 529-A	9,344	1,827
Class 529-B	97	—
Class 529-C	1,428	—
Class 529-E	423	6
Class 529-F-1	842	243
Class R-1	253	—
Class R-2	4,501	—
Class R-3	7,719	—
Class R-4	8,016	1,787
Class R-5	7,046	2,345
Class R-6	14,371	4,367
Total	$257,778	$53,307

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.595% on such assets in excess of $27 billion. For the six months ended March 31, 2013, the investment advisory services fee was $64,415,000, which was equivalent to an annualized rate of 0.638% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging

SMALLCAP World Fund	23

from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the

24	SMALLCAP World Fund

American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended March 31, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$16,588	$15,001	$691	Not applicable
Class B	1,003	233	Not applicable	Not applicable
Class C	3,919	864	197	Not applicable
Class F-1	806	269	162	Not applicable
Class F-2	Not applicable	213	105	Not applicable
Class 529-A	758	583	180	$354
Class 529-B	136	25	7	14
Class 529-C	1,135	199	57	113
Class 529-E	97	23	10	19
Class 529-F-1	—	45	14	28
Class R-1	180	26	9	Not applicable
Class R-2	2,422	1,224	163	Not applicable
Class R-3	1,756	660	176	Not applicable
Class R-4	713	283	143	Not applicable
Class R-5	Not applicable	101	106	Not applicable
Class R-6	Not applicable	4	210	Not applicable
Total class-specific expenses	$29,513	$19,753	$2,230	$528

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $453,000, shown on the accompanying financial statements, includes $197,000 in current fees (either paid in cash or deferred) and a net increase of $256,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

SMALLCAP World Fund	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended March 31, 2013
Class A	$763,532	18,643	$178,221	4,530		$(1,159,215)	(28,693)	$(217,462)	(5,520)
Class B	2,798	72	990	27		(42,899)	(1,121)	(39,111)	(1,022)
Class C	53,532	1,395	5,050	137		(83,864)	(2,219)	(25,282)	(687)
Class F-1	100,381	2,466	8,312	213		(125,442)	(3,198)	(16,749)	(519)
Class F-2	154,356	3,837	6,474	164		(41,336)	(1,015)	119,494	2,986
Class 529-A	55,025	1,359	9,342	239		(48,014)	(1,193)	16,353	405
Class 529-B	343	9	97	2		(6,053)	(157)	(5,613)	(146)
Class 529-C	16,456	426	1,427	38		(18,193)	(474)	(310)	(10)
Class 529-E	3,101	77	423	11		(3,129)	(79)	395	9
Class 529-F-1	7,712	191	842	21		(4,532)	(112)	4,022	100
Class R-1	4,065	104	252	7		(7,111)	(183)	(2,794)	(72)
Class R-2	85,785	2,194	4,497	120		(114,337)	(2,949)	(24,055)	(635)
Class R-3	109,471	2,735	7,712	200		(127,744)	(3,224)	(10,561)	(289)
Class R-4	95,486	2,361	8,015	205		(97,603)	(2,421)	5,898	145
Class R-5	85,722	2,102	7,030	177		(48,245)	(1,177)	44,507	1,102
Class R-6	133,347	3,240	14,371	366		(31,346)	(774)	116,372	2,832
Total net increase (decrease)	$1,671,112	41,211	$253,055	6,457		$(1,959,063)	(48,989)	$(34,896)	(1,321)

Year ended September 30, 2012
Class A	$1,129,356	31,144	$38,004	1,143		$(2,385,076)	(66,322)	$(1,217,716)	(34,035)
Class B	6,271	183	—	—		(112,865)	(3,323)	(106,594)	(3,140)
Class C	77,342	2,274	—	—		(188,550)	(5,607)	(111,208)	(3,333)
Class F-1	161,169	4,494	1,888	58		(227,868)	(6,443)	(64,811)	(1,891)
Class F-2	84,080	2,327	1,659	50		(75,430)	(2,093)	10,309	284
Class 529-A	91,331	2,547	1,827	55		(80,519)	(2,248)	12,639	354
Class 529-B	936	27	—	—		(14,974)	(438)	(14,038)	(411)
Class 529-C	28,268	822	—	—		(36,326)	(1,062)	(8,058)	(240)
Class 529-E	4,601	131	6	—	†	(5,377)	(152)	(770)	(21)
Class 529-F-1	10,007	279	241	7		(10,405)	(293)	(157)	(7)
Class R-1	8,012	232	—	—		(13,756)	(399)	(5,744)	(167)
Class R-2	155,041	4,478	—	—		(224,117)	(6,504)	(69,076)	(2,026)
Class R-3	194,396	5,494	—	—		(228,474)	(6,466)	(34,078)	(972)
Class R-4	167,985	4,674	1,787	54		(171,407)	(4,762)	(1,635)	(34)
Class R-5	82,196	2,246	2,339	70		(91,255)	(2,512)	(6,720)	(196)
Class R-6	188,508	5,258	4,365	131		(56,380)	(1,542)	136,493	3,847
Total net increase (decrease)	$2,389,499	66,610	$52,116	1,568		$(3,922,779)	(110,166)	$(1,481,164)	(41,988)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

26	SMALLCAP World Fund

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $3,699,104,000 and $3,716,861,000, respectively, during the six months ended March 31, 2013.

SMALLCAP World Fund	27

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 3/31/2013[4,5]	$39.27	$(.03)	$4.84	$4.81
	Year ended 9/30/2012	31.45	.08	7.85	7.93
	Year ended 9/30/2011	35.82	.09	(3.94)	(3.85)
	Year ended 9/30/2010	30.26	.14	5.62	5.76
	Year ended 9/30/2009	28.46	.19	1.61	1.80
	Year ended 9/30/2008	47.43	.31	(14.35)	(14.04)
Class B:	Six months ended 3/31/2013[4,5]	36.95	(.17)	4.57	4.40
	Year ended 9/30/2012	29.72	(.20)	7.43	7.23
	Year ended 9/30/2011	33.87	(.20)	(3.71)	(3.91)
	Year ended 9/30/2010	28.66	(.11)	5.32	5.21
	Year ended 9/30/2009	27.16	.01	1.49	1.50
	Year ended 9/30/2008	45.49	.01	(13.72)	(13.71)
Class C:	Six months ended 3/31/2013[4,5]	36.60	(.18)	4.53	4.35
	Year ended 9/30/2012	29.44	(.19)	7.35	7.16
	Year ended 9/30/2011	33.61	(.19)	(3.69)	(3.88)
	Year ended 9/30/2010	28.44	(.10)	5.28	5.18
	Year ended 9/30/2009	26.93	.03	1.48	1.51
	Year ended 9/30/2008	45.18	.01	(13.63)	(13.62)
Class F-1:	Six months ended 3/31/2013[4,5]	38.94	(.01)	4.79	4.78
	Year ended 9/30/2012	31.18	.09	7.78	7.87
	Year ended 9/30/2011	35.53	.10	(3.92)	(3.82)
	Year ended 9/30/2010	30.03	.15	5.57	5.72
	Year ended 9/30/2009	28.21	.21	1.61	1.82
	Year ended 9/30/2008	47.08	.31	(14.23)	(13.92)
Class F-2:	Six months ended 3/31/2013[4,5]	39.38	.03	4.85	4.88
	Year ended 9/30/2012	31.54	.20	7.86	8.06
	Year ended 9/30/2011	35.93	.20	(3.96)	(3.76)
	Year ended 9/30/2010	30.39	.25	5.63	5.88
	Year ended 9/30/2009	28.47	.23	1.69	1.92
	Period from 8/1/2008 to 9/30/2008[4]	33.66	.08	(5.27)	(5.19)

28	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net (loss) income to average net assets[3]
$(.54)	$—	$(.54)	$43.54	12.37%	$14,790	1.14%[6]		1.14%[6]		(.15)%[6]
(.11)	—	(.11)	39.27	25.26	13,557	1.14		1.14		.23
(.52)	—	(.52)	31.45	(11.01)	11,926	1.09		1.09		.23
(.20)	—	(.20)	35.82	19.11	14,432	1.13		1.13		.43
—	—	—	30.26	6.32	12,814	1.25		1.24		.82
(.76)	(4.17)	(4.93)	28.46	(32.77)	13,453	1.07		1.01		.80
(.19)	—	(.19)	41.16	11.94	197	1.90	[6]	1.90	[6]	(.91)[6]
—	—	—	36.95	24.33	214	1.90		1.90		(.58)
(.24)	—	(.24)	29.72	(11.68)	266	1.86		1.86		(.55)
—	—	—	33.87	18.18	397	1.89		1.89		(.37)
—	—	—	28.66	5.52	428	2.02		2.00		.06
(.45)	(4.17)	(4.62)	27.16	(33.27)	495	1.83		1.77		.03
(.25)	—	(.25)	40.70	11.92	839	1.94	[6]	1.94	[6]	(.95)[6]
—	—	—	36.60	24.32	779	1.93		1.93		(.56)
(.29)	—	(.29)	29.44	(11.70)	725	1.86		1.86		(.53)
(.01)	—	(.01)	33.61	18.19	865	1.88		1.88		(.32)
—	—	—	28.44	5.64	738	1.94		1.92		.13
(.46)	(4.17)	(4.63)	26.93	(33.31)	754	1.86		1.79		.02
(.55)	—	(.55)	43.17	12.43	704	1.06	[6]	1.06	[6]	(.06)[6]
(.11)	—	(.11)	38.94	25.30	655	1.12		1.12		.25
(.53)	—	(.53)	31.18	(11.02)	583	1.08		1.08		.25
(.22)	—	(.22)	35.53	19.16	654	1.10		1.10		.46
—	—	—	30.03	6.45	543	1.14		1.13		.94
(.78)	(4.17)	(4.95)	28.21	(32.77)	627	1.07		1.01		.82
(.68)	—	(.68)	43.58	12.55	510	.83	[6]	.83	[6]	.16 [6]
(.22)	—	(.22)	39.38	25.69	344	.83		.83		.55
(.63)	—	(.63)	31.54	(10.79)	266	.82		.82		.53
(.34)	—	(.34)	35.93	19.46	246	.81		.81		.78
—	—	—	30.39	6.78	158	.87		.87		.91
—	—	—	28.47	(15.42)	8	.14		.13		.26

See footnotes on page 33.

SMALLCAP World Fund	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:	Six months ended 3/31/2013[4,5]	$39.03	$(.04)	$4.80	$4.76
	Year ended 9/30/2012	31.27	.07	7.80	7.87
	Year ended 9/30/2011	35.63	.08	(3.92)	(3.84)
	Year ended 9/30/2010	30.13	.13	5.58	5.71
	Year ended 9/30/2009	28.32	.19	1.62	1.81
	Year ended 9/30/2008	47.23	.29	(14.28)	(13.99)
Class 529-B:	Six months ended 3/31/2013[4,5]	37.30	(.19)	4.62	4.43
	Year ended 9/30/2012	30.03	(.23)	7.50	7.27
	Year ended 9/30/2011	34.23	(.23)	(3.76)	(3.99)
	Year ended 9/30/2010	28.98	(.13)	5.38	5.25
	Year ended 9/30/2009	27.47	.01	1.50	1.51
	Year ended 9/30/2008	45.96	(.02)	(13.89)	(13.91)
Class 529-C:	Six months ended 3/31/2013[4,5]	37.20	(.19)	4.60	4.41
	Year ended 9/30/2012	29.95	(.21)	7.46	7.25
	Year ended 9/30/2011	34.19	(.22)	(3.76)	(3.98)
	Year ended 9/30/2010	28.94	(.12)	5.37	5.25
	Year ended 9/30/2009	27.43	.01	1.50	1.51
	Year ended 9/30/2008	45.92	(.01)	(13.89)	(13.90)
Class 529-E:	Six months ended 3/31/2013[4,5]	38.45	(.09)	4.74	4.65
	Year ended 9/30/2012	30.79	(.03)	7.70	7.67
	Year ended 9/30/2011	35.11	(.03)	(3.87)	(3.90)
	Year ended 9/30/2010	29.70	.04	5.50	5.54
	Year ended 9/30/2009	28.00	.12	1.58	1.70
	Year ended 9/30/2008	46.76	.18	(14.15)	(13.97)
Class 529-F-1:	Six months ended 3/31/2013[4,5]	39.14	— [7]	4.81	4.81
	Year ended 9/30/2012	31.35	.14	7.83	7.97
	Year ended 9/30/2011	35.72	.15	(3.94)	(3.79)
	Year ended 9/30/2010	30.20	.20	5.59	5.79
	Year ended 9/30/2009	28.33	.24	1.63	1.87
	Year ended 9/30/2008	47.24	.37	(14.28)	(13.91)

30	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value,end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net (loss) income to average net assets[3]
$(.53)	$—	$(.53)	$43.26	12.34%	$782	1.20%[6]		1.20%[6]		(.21)%[6]
(.11)	—	(.11)	39.03	25.22	689	1.19		1.19		.19
(.52)	—	(.52)	31.27	(11.05)	541	1.14		1.14		.20
(.21)	—	(.21)	35.63	19.06	548	1.16		1.16		.41
—	—	—	30.13	6.39	421	1.22		1.21		.84
(.75)	(4.17)	(4.92)	28.32	(32.79)	371	1.11		1.05		.78
(.14)	—	(.14)	41.59	11.88	27	2.00	[6]	2.00	[6]	(1.00)[6]
—	—	—	37.30	24.21	30	2.01		2.01		(.68)
(.21)	—	(.21)	30.03	(11.78)	36	1.95		1.95		(.63)
—	—	—	34.23	18.12	52	1.97		1.97		(.44)
—	—	—	28.98	5.50	51	2.05		2.03		.02
(.41)	(4.17)	(4.58)	27.47	(33.35)	49	1.93		1.87		(.05)
(.24)	—	(.24)	41.37	11.90	246	1.99	[6]	1.99	[6]	(1.00)[6]
—	—	—	37.20	24.21	222	2.00		2.00		(.62)
(.26)	—	(.26)	29.95	(11.77)	186	1.94		1.94		(.61)
—	—	—	34.19	18.10	194	1.97		1.97		(.40)
—	—	—	28.94	5.54	155	2.04		2.03		.02
(.42)	(4.17)	(4.59)	27.43	(33.36)	140	1.93		1.86		(.04)
(.43)	—	(.43)	42.67	12.20	42	1.44	[6]	1.44	[6]	(.45)[6]
(.01)	—	(.01)	38.45	24.90	38	1.45		1.45		(.07)
(.42)	—	(.42)	30.79	(11.32)	31	1.43		1.43		(.08)
(.13)	—	(.13)	35.11	18.71	31	1.46		1.46		.11
—	—	—	29.70	6.07	25	1.52		1.51		.54
(.62)	(4.17)	(4.79)	28.00	(33.01)	22	1.42		1.35		.47
(.61)	—	(.61)	43.34	12.45	63	.98	[6]	.98	[6]	— [6,8]
(.18)	—	(.18)	39.14	25.51	53	.99		.99		.39
(.58)	—	(.58)	31.35	(10.90)	43	.94		.94		.40
(.27)	—	(.27)	35.72	19.31	47	.95		.95		.62
—	—	—	30.20	6.60	35	1.02		1.01		1.04
(.83)	(4.17)	(5.00)	28.33	(32.66)	30	.92		.85		.98

See footnotes on page 33.

SMALLCAP World Fund	31

Financial highlights (continued)

			Income (loss) from investment operations[1]
				Net gains
				(losses) on
		Net asset	Net	securities
		value,	investment	(both	Total from
		beginning	(loss)	realized and	investment
		of period	income	unrealized)	operations
Class R-1:	Six months ended 3/31/2013[4,5]	$37.40	$(.16)	$4.62	$4.46
	Year ended 9/30/2012	30.07	(.17)	7.50	7.33
	Year ended 9/30/2011	34.32	(.19)	(3.77)	(3.96)
	Year ended 9/30/2010	29.05	(.09)	5.39	5.30
	Year ended 9/30/2009	27.51	.02	1.52	1.54
	Year ended 9/30/2008	46.04	.02	(13.91)	(13.89)
Class R-2:	Six months ended 3/31/2013[4,5]	37.39	(.16)	4.62	4.46
	Year ended 9/30/2012	30.07	(.18)	7.50	7.32
	Year ended 9/30/2011	34.30	(.20)	(3.76)	(3.96)
	Year ended 9/30/2010	29.03	(.11)	5.38	5.27
	Year ended 9/30/2009	27.55	(.02)	1.50	1.48
	Year ended 9/30/2008	46.13	(.01)	(13.95)	(13.96)
Class R-3:	Six months ended 3/31/2013[4,5]	38.39	(.08)	4.73	4.65
	Year ended 9/30/2012	30.73	(.02)	7.68	7.66
	Year ended 9/30/2011	35.03	(.03)	(3.84)	(3.87)
	Year ended 9/30/2010	29.64	.04	5.49	5.53
	Year ended 9/30/2009	27.94	.12	1.58	1.70
	Year ended 9/30/2008	46.68	.18	(14.12)	(13.94)
Class R-4:	Six months ended 3/31/2013[4,5]	39.03	(.02)	4.80	4.78
	Year ended 9/30/2012	31.25	.11	7.80	7.91
	Year ended 9/30/2011	35.60	.10	(3.91)	(3.81)
	Year ended 9/30/2010	30.12	.15	5.58	5.73
	Year ended 9/30/2009	28.29	.20	1.63	1.83
	Year ended 9/30/2008	47.20	.32	(14.29)	(13.97)
Class R-5:	Six months ended 3/31/2013[4,5]	39.71	.04	4.89	4.93
	Year ended 9/30/2012	31.80	.22	7.93	8.15
	Year ended 9/30/2011	36.21	.22	(3.99)	(3.77)
	Year ended 9/30/2010	30.60	.26	5.66	5.92
	Year ended 9/30/2009	28.64	.28	1.68	1.96
	Year ended 9/30/2008	47.70	.44	(14.45)	(14.01)
Class R-6:	Six months ended 3/31/2013[4,5]	39.34	.05	4.85	4.90
	Year ended 9/30/2012	31.52	.24	7.84	8.08
	Year ended 9/30/2011	35.89	.24	(3.96)	(3.72)
	Year ended 9/30/2010	30.31	.27	5.62	5.89
	Period from 5/1/2009 to 9/30/2009[4]	22.33	.13	7.85	7.98

	Six months ended	Year ended September 30
	March 31, 2013[4,5]	2012	2011	2010	2009	2008
Portfolio turnover rate for all share classes	20%	35%	39%	45%	56%	50%

32	SMALLCAP World Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers[3]		Ratio of net (loss) income to average net assets[3]
$(.27)	$—	$(.27)	$41.59	11.99%	$38	1.85%[6]		1.85%[6]		(.85)%[6]
—	—	—	37.40	24.38	37	1.86		1.86		(.50)
(.29)	—	(.29)	30.07	(11.68)	35	1.84		1.84		(.52)
(.03)	—	(.03)	34.32	18.25	43	1.87		1.87		(.30)
—	—	—	29.05	5.60	36	1.94		1.93		.11
(.47)	(4.17)	(4.64)	27.51	(33.29)	28	1.84		1.77		.05
(.27)	—	(.27)	41.58	12.00	693	1.84	[6]	1.84	[6]	(.85)[6]
—	—	—	37.39	24.34	647	1.89		1.89		(.52)
(.27)	—	(.27)	30.07	(11.72)	581	1.86		1.86		(.54)
—	—	—	34.30	18.19	712	1.93		1.93		(.37)
—	—	—	29.03	5.37	603	2.15		2.14		(.09)
(.45)	(4.17)	(4.62)	27.55	(33.36)	494	1.94		1.86		(.04)
(.44)	—	(.44)	42.60	12.20	758	1.41	[6]	1.41	[6]	(.42)[6]
—	—	—	38.39	24.92	694	1.42		1.42		(.05)
(.43)	—	(.43)	30.73	(11.28)	586	1.41		1.41		(.08)
(.14)	—	(.14)	35.03	18.71	667	1.44		1.44		.13
—	—	—	29.64	6.05	534	1.53		1.51		.53
(.63)	(4.17)	(4.80)	27.94	(32.99)	435	1.42		1.35		.48
(.57)	—	(.57)	43.24	12.38	615	1.08	[6]	1.08	[6]	(.08)[6]
(.13)	—	(.13)	39.03	25.38	550	1.08		1.08		.30
(.54)	—	(.54)	31.25	(10.98)	441	1.07		1.07		.26
(.25)	—	(.25)	35.60	19.15	486	1.09		1.09		.48
—	—	—	30.12	6.47	378	1.14		1.13		.88
(.77)	(4.17)	(4.94)	28.29	(32.78)	236	1.07		1.01		.84
(.69)	—	(.69)	43.95	12.57	474	.77	[6]	.77	[6]	.22 [6]
(.24)	—	(.24)	39.71	25.77	384	.78		.78		.60
(.64)	—	(.64)	31.80	(10.74)	314	.77		.77		.56
(.31)	—	(.31)	36.21	19.50	347	.78		.78		.79
—	—	—	30.60	6.84	260	.82		.80		1.26
(.88)	(4.17)	(5.05)	28.64	(32.57)	440	.77		.70		1.17
(.71)	—	(.71)	43.53	12.62	973	.73	[6]	.73	[6]	.26 [6]
(.26)	—	(.26)	39.34	25.79	768	.73		.73		.67
(.65)	—	(.65)	31.52	(10.68)	494	.72		.72		.64
(.31)	—	(.31)	35.89	19.57	411	.73		.73		.84
—	—	—	30.31	35.74	317	.33		.33		.51

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than .01%.

See Notes to Financial Statements

SMALLCAP World Fund	33

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2012, through March 31, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

34	SMALLCAP World Fund

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	account value	account value	paid during	expense
	10/1/2012	3/31/2013	period*	ratio
Class A — actual return	$1,000.00	$1,123.73	$6.04	1.14%
Class A — assumed 5% return	1,000.00	1,019.25	5.74	1.14
Class B — actual return	1,000.00	1,119.36	10.04	1.90
Class B — assumed 5% return	1,000.00	1,015.46	9.55	1.90
Class C — actual return	1,000.00	1,119.22	10.25	1.94
Class C — assumed 5% return	1,000.00	1,015.26	9.75	1.94
Class F-1 — actual return	1,000.00	1,124.28	5.61	1.06
Class F-1 — assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class F-2 — actual return	1,000.00	1,125.50	4.40	.83
Class F-2 — assumed 5% return	1,000.00	1,020.79	4.18	.83
Class 529-A — actual return	1,000.00	1,123.38	6.35	1.20
Class 529-A — assumed 5% return	1,000.00	1,018.95	6.04	1.20
Class 529-B — actual return	1,000.00	1,118.79	10.56	2.00
Class 529-B — assumed 5% return	1,000.00	1,014.96	10.05	2.00
Class 529-C — actual return	1,000.00	1,118.99	10.51	1.99
Class 529-C — assumed 5% return	1,000.00	1,015.01	10.00	1.99
Class 529-E — actual return	1,000.00	1,122.00	7.62	1.44
Class 529-E — assumed 5% return	1,000.00	1,017.75	7.24	1.44
Class 529-F-1 — actual return	1,000.00	1,124.50	5.19	.98
Class 529-F-1 — assumed 5% return	1,000.00	1,020.04	4.94	.98
Class R-1 — actual return	1,000.00	1,119.85	9.78	1.85
Class R-1 — assumed 5% return	1,000.00	1,015.71	9.30	1.85
Class R-2 — actual return	1,000.00	1,120.00	9.73	1.84
Class R-2 — assumed 5% return	1,000.00	1,015.76	9.25	1.84
Class R-3 — actual return	1,000.00	1,122.03	7.46	1.41
Class R-3 — assumed 5% return	1,000.00	1,017.90	7.09	1.41
Class R-4 — actual return	1,000.00	1,123.81	5.72	1.08
Class R-4 — assumed 5% return	1,000.00	1,019.55	5.44	1.08
Class R-5 — actual return	1,000.00	1,125.74	4.08	.77
Class R-5 — assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-6 — actual return	1,000.00	1,126.17	3.87	.73
Class R-6 — assumed 5% return	1,000.00	1,021.29	3.68	.73

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

SMALLCAP World Fund	35

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013:

			10 years/
	1 year	5 years	Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	7.91%	3.34%	12.53%
Not reflecting CDSC	12.91	3.69	12.53
Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	11.88	3.71	12.34
Not reflecting CDSC	12.88	3.71	12.34
Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	13.83	4.54	13.24
Class F-2 shares[3] — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	14.14	—	6.84
Class 529-A shares[4]
Reflecting 5.75% maximum sales charge	7.18	3.23	12.52
Not reflecting maximum sales charge	13.71	4.46	13.18
Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	7.79	3.26	12.42
Not reflecting CDSC	12.79	3.61	12.42
Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	11.81	3.62	12.24
Not reflecting CDSC	12.81	3.62	12.24
Class 529-E shares[3,4]	13.41	4.16	12.84
Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	13.97	4.67	13.34

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

36	SMALLCAP World Fund

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete March 31, 2013, portfolio of SMALLCAP World Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.
[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
■	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
■	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
■	Equity-income funds
Capital Income Builder®
The Income Fund of America®
■	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
■	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
■	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
■	Money market fund
American Funds Money Market Fund®
■	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
■	American Funds Target Date Retirement Series®
■	American Funds College Target Date SeriesSM

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

SMALLCAP World Fund® Investment portfolio March 31, 2013

unaudited

Common stocks 92.97%
		Value
Consumer discretionary 19.40%	Shares	(000)
Netflix, Inc.[1]	1,411,123	$267,281
Lions Gate Entertainment Corp.[1,2]	8,106,121	192,682
Mr Price Group Ltd.	12,586,613	159,899
Paddy Power PLC	1,681,726	151,745
Virgin Media Inc.	2,892,500	141,646
DSW Inc., Class A	2,200,000	140,360
lululemon athletica inc.[1]	1,791,000	111,669
ASOS PLC[1]	2,174,955	110,602
TOD’S SpA	744,000	106,515
Five Below, Inc.[1]	2,564,833	97,182
Chow Sang Sang Holdings International Ltd.	30,189,000	89,059
Domino’s Pizza, Inc.	1,665,000	85,648
Melco Crown Entertainment Ltd. (ADR)[1]	3,500,000	81,690
Tesla Motors, Inc.[1]	1,970,593	74,666
Dollarama Inc.	1,155,000	74,143
PT Ace Hardware Indonesia Tbk	799,787,500	68,312
L’Occitane International SA	21,662,750	65,859
Tiffany & Co.	947,000	65,854
Melco International Development Ltd.	37,898,000	65,616
CTC Media, Inc.	5,204,000	61,355
Domino’s Pizza Enterprises Ltd.[2]	4,232,300	50,948
Jubilant FoodWorks Ltd.[1]	2,220,098	50,936
Rightmove PLC	1,833,594	49,616
Minth Group Ltd.	32,284,000	47,578
Techtronic Industries Co. Ltd.	19,300,000	46,991
Wendy’s Co.	8,123,000	46,057
Arcos Dorados Holdings Inc., Class A	3,480,000	45,936
PT Global Mediacom Tbk	190,498,000	45,578
William Hill PLC	7,947,800	44,667
Penske Automotive Group, Inc.	1,312,000	43,768
Inchcape PLC	5,526,591	42,194
Gentex Corp.	1,954,567	39,111
Entertainment One Ltd.[1]	13,659,782	38,654
Jarden Corp.[1]	862,500	36,958
Brunello Cucinelli SpA[1]	1,672,530	35,199
Bloomberry Resorts Corp.[1]	100,363,000	35,020
Brinker International, Inc.	890,000	33,509
Leggett & Platt, Inc.	990,000	33,442
PT Matahari Department Store Tbk[1]	29,068,000	32,905
Café de Coral Holdings Ltd.	10,672,000	32,514
Hyundai Home Shopping Co., Ltd.	256,200	31,893
HUGO BOSS AG	280,231	31,399
Jumbo SA	4,396,965	31,334
Giordano International Ltd.	30,850,000	30,760
YOOX SpA[1]	1,641,469	30,759
Parkson Retail Asia Ltd.	23,182,000	30,645
Group 1 Automotive, Inc.	490,000	29,434
John Wiley & Sons, Inc., Class A	743,883	28,982
Boyd Gaming Corp.[1]	3,349,000	27,696
PT Mitra Adiperkasa Tbk	28,873,000	27,038
Cox and Kings (India) Ltd.[2]	10,592,000	24,975
Cox and Kings (India) Ltd. (GDR)[2,3]	330,000	778
Lennar Corp., Class A	619,000	25,676
Navitas Ltd.	4,625,000	25,671
Coway Co., Ltd.	581,000	25,562
Bloomin’ Brands, Inc.[1]	1,400,000	25,018
Autoneum Holding AG1,2	373,780	24,988
Winnebago Industries, Inc.[1]	1,161,516	23,974
Daily Mail and General Trust PLC, Class A, nonvoting	2,210,000	23,823
TAKKT AG	1,456,778	23,806
Home Inns & Hotels Management Inc. (ADR)[1]	796,000	23,713
CTS Eventim AG	690,592	23,412
Ekornes ASA	1,445,850	23,264
Unibet Group PLC (SDR)	662,500	23,130
Domino’s Pizza Group PLC	2,465,000	22,565
SodaStream International Ltd.[1]	450,000	22,338
Zhongsheng Group Holdings Ltd.	18,356,000	22,228
Brunswick Corp.	639,000	21,867
Betfair Group PLC	2,015,000	21,584
Mothercare PLC[1,2]	4,480,000	21,441
Zee Entertainment Enterprises Ltd.	5,385,000	20,851
CJ Home Shopping Co., Ltd.	76,100	20,444
Valeo SA, non-registered shares	365,000	19,749
CJ CGV Co., Ltd.	410,000	18,407
START TODAY Co., Ltd.	1,374,000	16,987
Betsson AB, Class B1	518,100	16,657
Toll Brothers, Inc.[1]	471,800	16,154
Ocado Group PLC[1]	6,533,708	15,685
HT Media Ltd.	8,179,036	15,275
Headlam Group PLC	2,809,685	14,866
Schibsted ASA	330,900	14,727
China Lodging Group, Ltd. (ADR)[1]	840,000	13,826
ValueVision Media, Inc., Class A1,2	3,875,293	13,409
Chipotle Mexican Grill, Inc.[1]	39,890	12,999
Ctrip.com International, Ltd. (ADR)[1]	588,300	12,578
Intercontinental Hotels Group PLC	401,966	12,257
D.R. Horton, Inc.	490,000	11,907
Powerland AG, non-registered shares[2]	1,200,000	10,592
Big Lots, Inc.[1]	300,000	10,581
Mood Media Corp.[1,2,4]	6,375,000	6,462
Mood Media Corp. (CDI)[1,2,4]	3,710,000	3,760
SHW AG, non-registered shares	230,000	9,685
Sotheby’s Holdings, Inc.	250,000	9,353
CDON Group AB1	1,639,521	9,309
Michael Kors Holdings Ltd.[1]	150,300	8,536
Bloomsbury Publishing PLC[2]	4,722,576	8,252
Mando Corp.	72,600	7,635
D.B. Corp Ltd.	1,840,266	7,632
Stella International Holdings Ltd.	2,494,000	7,486
Golden Eagle Retail Group Ltd.	4,136,000	7,459

Parkson Retail Group Ltd.	11,990,500	7,136
Gourmet Master Co., Ltd.	1,262,000	7,111
POLYTEC Holding AG, non-registered shares	834,369	6,866
zooplus AG, non-registered shares[1]	130,000	6,811
GVC Holdings PLC	1,663,694	6,698
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	6,628
Bijou Brigitte modische Accessoires AG	52,000	4,935
Talwalkars Better Value Fitness Ltd.[2]	1,694,000	4,441
U.S. Auto Parts Network, Inc.[1]	1,375,663	1,651
Ten Alps PLC[1]	3,439,001	72
Five Star Travel Corp.[1,3,4]	96,033	30
CEC Unet PLC[1,2,3]	35,100,775	—
Spot Runner, Inc.[1,3,5]	2,980,544	—
Fontainebleau Resorts LLC, Class A, nonvoting units[1,3,5]	1,900,000	—
		4,219,016
Health care 13.09%
Regeneron Pharmaceuticals, Inc.[1]	1,227,820	216,587
Pharmacyclics, Inc.[1]	2,172,356	174,679
Synageva BioPharma Corp.[1,2]	1,905,074	104,627
Incyte Corp.[1]	4,445,600	104,072
Sysmex Corp.	1,550,000	95,321
Molina Healthcare, Inc.[1,2]	2,982,000	92,054
BioMarin Pharmaceutical Inc.[1]	1,457,500	90,744
Grifols, SA, Class A1	2,055,000	76,185
Grifols, SA, Class B1	463,950	13,308
athenahealth, Inc.[1]	864,221	83,864
Hikma Pharmaceuticals PLC	5,189,153	81,522
Sirona Dental Systems, Inc.[1]	1,074,750	79,241
ArthroCare Corp.[1,2]	2,214,748	76,985
Intuitive Surgical, Inc.[1]	155,000	76,134
Emeritus Corp.[1,2]	2,729,700	75,858
MD Medical Group Investments PLC (GDR)[1,2]	2,582,900	45,382
MD Medical Group Investments PLC (GDR)[1,2,4]	1,179,100	20,717
VCA Antech, Inc.[1]	2,335,000	54,849
Ironwood Pharmaceuticals, Inc., Class A1	2,750,000	50,298
Carl Zeiss Meditec AG, non-registered shares	1,565,000	49,475
Endo Health Solutions Inc.[1]	1,548,100	47,620
Hologic, Inc.[1]	1,965,000	44,409
Genomma Lab Internacional, SAB de CV, Series B1	17,303,000	42,307
Illumina, Inc.[1]	781,600	42,206
Orthofix International NV1,2	1,160,100	41,613
Alnylam Pharmaceuticals, Inc.[1]	1,700,000	41,429
Orexigen Therapeutics, Inc.[1,2]	6,535,000	40,844
Cadence Pharmaceuticals, Inc.[1,2]	5,939,969	39,738
Exelixis, Inc.[1]	8,510,000	39,316
Galapagos NV1,2	1,575,436	38,507
GN Store Nord AS	2,137,699	38,035
Teleflex Inc.	440,700	37,244
Cochlear Ltd.	512,811	36,340
Achillion Pharmaceuticals, Inc.[1]	4,090,000	35,747
Centene Corp.[1]	783,500	34,505
Virbac SA	145,000	33,397
NuVasive, Inc.[1]	1,564,436	33,338

Fleury SA, ordinary nominative	3,265,900	30,851
AVEO Pharmaceuticals, Inc.[1,2]	4,147,000	30,480
Covance Inc.[1]	400,000	29,728
Hill-Rom Holdings, Inc.	817,068	28,777
Thoratec Corp.[1]	723,000	27,113
Celesio AG	1,300,000	24,410
XenoPort, Inc.[1,2]	3,227,000	23,073
ARIAD Pharmaceuticals, Inc.[1]	1,220,000	22,070
Myriad Genetics, Inc.[1]	863,200	21,925
Fisher & Paykel Healthcare Corp. Ltd.	9,500,000	20,829
QIAGEN NV1	968,751	20,189
Luminex Corp.[1]	1,163,674	19,224
PT Tempo Scan Pacific Tbk	48,507,000	19,218
JSC Pharmstandard (GDR)[1]	924,610	19,093
Wright Medical Group, Inc.[1]	770,485	18,345
ChemoCentryx, Inc.[1]	1,326,583	18,333
Align Technology, Inc.[1]	500,000	16,755
Intercept Pharmaceuticals, Inc.[1]	400,000	14,960
Novadaq Technologies Inc.[1]	1,435,000	14,221
Nobel Biocare Holding AG	1,350,000	13,502
Abaxis, Inc.	262,000	12,398
Theravance, Inc.[1]	522,000	12,330
Tsumura & Co.	315,000	11,626
MEDICA SA	565,000	10,305
Volcano Corp.[1]	415,000	9,238
Medivation, Inc.[1]	160,000	7,483
St.Shine Optical Co. Ltd.	314,000	6,279
Amplifon SpA	1,075,000	5,622
Krka, dd, Novo mesto	86,820	5,160
Merck Ltd.	299,383	3,477
Savient Pharmaceuticals, Inc.[1]	1,758,122	1,407
		2,846,918
Industrials 11.84%
Intertek Group PLC	2,448,000	126,198
MTU Aero Engines Holding AG	1,118,000	105,966
ITT Corp.	3,455,500	98,240
Moog Inc., Class A1	1,767,800	81,018
Chart Industries, Inc.[1]	999,871	80,000
Herman Miller, Inc.	2,567,000	71,029
DKSH Holding AG1	732,432	65,544
BELIMO Holding AG	28,050	64,673
AirAsia Bhd.	66,490,000	60,768
US Airways Group, Inc.[1]	3,472,000	58,920
Globaltrans Investment PLC (GDR)	2,028,246	32,006
Globaltrans Investment PLC (GDR)[4]	1,529,400	24,134
MonotaRO Co., Ltd.	1,142,900	55,112
Clean Harbors, Inc.[1]	947,100	55,017
Polypore International, Inc.[1]	1,360,000	54,645
Goodpack Ltd.[2]	35,332,000	53,400
Northgate PLC[2]	10,626,805	50,496
MITIE Group PLC	11,709,000	49,954
IDEX Corp.	875,000	46,742
Alliance Global Group, Inc.	86,660,000	44,912
Waste Connections, Inc.	1,206,000	43,392
Cummins India Ltd.	4,513,800	41,442
Beacon Roofing Supply, Inc.[1]	1,070,180	41,373
Meggitt PLC	5,524,722	41,214
Landstar System, Inc.	691,000	39,449
MSC Industrial Direct Co., Inc., Class A	450,000	38,601
Comfort Systems USA, Inc.[2]	2,476,000	34,887
Watsco, Inc.	411,700	34,657
KEYW Holding Corp.[1,2]	2,137,500	34,478
Uponor Oyj	2,521,600	34,258
Exponent, Inc.	616,400	33,249
Masco Corp.	1,625,000	32,906
Proto Labs, Inc.[1]	643,452	31,593
SIA Engineering Co. Ltd.	7,996,000	30,551
TransDigm Group Inc.	190,000	29,055
Danieli & C. Officine Meccaniche SpA, nonconvertible shares	1,740,903	28,895
Blount International, Inc.[1]	1,950,500	26,098
Steelcase Inc., Class A	1,690,000	24,894
Harsco Corp.	990,994	24,547
SATS Ltd.	9,770,000	23,941
Johnson Electric Holdings Ltd.	31,420,000	23,395
SAI Global Ltd.	6,399,243	22,457
Harmonic Drive Systems Inc.	1,232,400	22,122
Houston Wire & Cable Co.[2]	1,678,900	21,742
PT AKR Corporindo Tbk	40,759,000	20,972
Graco Inc.	340,000	19,730
TrueBlue, Inc.[1]	913,000	19,301
Luxfer Holdings PLC (ADR)	1,200,000	18,588
Boer Power Holdings Ltd.	31,753,000	18,407
Geberit AG	74,000	18,207
Société BIC SA	155,500	18,055
Cebu Air, Inc.	10,800,000	17,996
Pipavav Defence and Offshore Engineering Co. Ltd.[1]	12,949,326	17,500
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	1,083,000	17,461
AIA Engineering Ltd.	2,915,050	17,050
Frigoglass SAIC[1,2]	3,052,380	17,018
Flughafen Zürich AG	35,400	16,464
Concentric AB	1,520,905	16,222
Ennis, Inc.	1,050,000	15,823
KBR, Inc.	464,200	14,892
Carborundum Universal Ltd.	6,778,611	14,773
Singamas Container Holdings Ltd.	56,310,000	14,653
ITE Group PLC	3,165,000	13,123
Thermon Group Holdings, Inc.[1]	590,000	13,104
Robert Half International Inc.	337,000	12,648
Andritz AG	170,000	11,404
Hays PLC	7,755,000	11,364
AeroVironment, Inc.[1]	600,000	10,878
Mine Safety Appliances Co.	216,000	10,718
United Stationers Inc.	272,000	10,513
USG Corp.[1]	397,000	10,497
Regus PLC	4,315,000	10,404
Wienerberger AG	868,000	10,333
NORMA Group AG, non-registered shares	311,800	9,825
Gujarat Pipavav Port Ltd.[1]	10,180,000	9,318
Zumtobel AG	765,918	8,835
American Science and Engineering, Inc.	144,515	8,814
Teleperformance SA	200,000	8,522
Mvelaserve Ltd.[1,2]	9,194,800	8,387
Pfeiffer Vacuum Technology AG, non-registered shares	64,000	7,059
MISUMI Group Inc.	241,500	6,654
S1 Corp.	109,000	6,211
China Automation Group Ltd.	27,000,000	6,087
Praj Industries Ltd.	6,825,000	4,590
Haldex AB	761,000	4,531
TD Power Systems Ltd.	961,300	4,465
Amara Raja Batteries Ltd.	828,886	4,187
Aker Philadelphia Shipyard ASA[1]	232,201	1,069
Securitas AB, Class B	17,139	161
BrisConnections Unit Trusts[1,2,3]	27,145,156	—
		2,574,783
Information technology 11.28%
AAC Technologies Holdings Inc.	47,727,000	229,333
National Instruments Corp.	3,286,479	107,632
Hittite Microwave Corp.[1,2]	1,651,350	100,006
ASM International NV	2,773,000	92,070
OpenTable, Inc.[1,2]	1,385,000	87,227
Vistaprint NV1,2	1,860,000	71,908
FactSet Research Systems, Inc.	768,200	71,135
AVEVA Group PLC	1,997,500	68,710
Compuware Corp.[1]	5,235,952	65,449
Oxford Instruments PLC	2,461,000	61,883
Itron, Inc.[1]	1,229,900	57,067
MercadoLibre, Inc.	575,000	55,522
Angie’s List, Inc.[1]	2,645,650	52,278
MICROS Systems, Inc.[1]	1,024,000	46,602
Demandware, Inc.[1,2]	1,825,120	46,267
Spectris PLC	1,211,600	45,211
Delta Electronics (Thailand) PCL	33,935,900	43,745
Dolby Laboratories, Inc., Class A	1,268,400	42,568
Liquidity Services, Inc.[1]	1,403,036	41,825
SINA Corp.[1]	835,000	40,573
International Rectifier Corp.[1]	1,846,000	39,043
SPS Commerce, Inc.[1,2]	901,300	38,459
CoStar Group, Inc.[1]	347,000	37,983
OBIC Co., Ltd.	158,330	36,509
Ebix, Inc.[2]	2,210,000	35,846
Cymer, Inc.[1]	355,000	34,116
Semtech Corp.[1]	960,000	33,974
WIN Semiconductors Corp.	28,575,000	31,774
Kingboard Chemical Holdings Ltd.	10,247,000	29,173
Autodesk, Inc.[1]	705,000	29,074
Power Integrations, Inc.	667,100	28,959
Global Payments Inc.	561,116	27,865
Finisar Corp.[1]	2,067,000	27,264
Immersion Corp.[1,2]	2,254,000	26,462
Guidewire Software, Inc.[1]	680,000	26,139
Trimble Navigation Ltd.[1]	840,000	25,166
Kapsch TrafficCom AG, non-registered shares	529,594	25,129
Responsys, Inc.[1,2]	2,815,000	24,913
Demand Media, Inc.[1]	2,696,660	23,272
Neopost SA	375,295	22,480
Kingdee International Software Group Co. Ltd.[1,2]	134,868,000	22,239
Ellie Mae, Inc.[1]	900,000	21,645
Arrow Electronics, Inc.[1]	515,000	20,919
Info Edge (India) Ltd.	3,160,000	20,896
Hana Microelectronics PCL	23,935,000	20,433
Bazaarvoice, Inc.[1]	2,765,000	20,240
Ultimate Software Group, Inc.[1]	193,600	20,165
Persistent Systems Ltd.	1,999,379	20,012
Hamamatsu Photonics KK	495,000	19,926
KLA-Tencor Corp.	340,650	17,966
SciQuest, Inc.[1]	740,000	17,790
AOL Inc.[1]	445,000	17,128
Youku Inc., Class A (ADR)[1]	890,000	14,925
ExlService Holdings, Inc.[1]	451,000	14,829
Halma PLC	1,865,000	14,678
Playtech Ltd.	1,524,421	14,638
Genpact Ltd.	760,000	13,824
Splunk Inc.[1]	314,200	12,577
Logitech International SA	1,700,000	11,849
Monster Worldwide, Inc.[1]	2,226,000	11,286
Avid Technology, Inc.[1]	1,742,153	10,923
Active Network, Inc.[1]	2,570,000	10,768
Kingboard Laminates Holdings Ltd.	23,884,236	10,523
RealPage, Inc.[1]	468,000	9,692
Agilysys, Inc.[1]	745,205	7,407
Yaskawa Electric Corp.	665,000	6,590
Tangoe, Inc.[1]	500,000	6,195
Dialog Semiconductor PLC[1]	463,458	6,148
China High Precision Automation Group Ltd.[2,3]	67,422,000	3,474
Green Packet Bhd.[1]	17,755,316	2,036
Remark Media, Inc.[1]	81,521	144
Remark Media, Inc.[1,3,4]	29,470	37
		2,452,513
Financials 10.16%
Onex Corp.	2,487,700	118,589
GT Capital Holdings, Inc.	5,882,200	105,652
SVB Financial Group[1]	1,285,900	91,222
Financial Engines, Inc.	2,335,000	84,574
Kotak Mahindra Bank Ltd.	6,370,098	76,535
Security Bank Corp.	16,590,000	73,986
Ocwen Financial Corp.[1]	1,900,000	72,048
East West Bancorp, Inc.	2,497,500	64,111
Greenhill & Co., Inc.	1,167,000	62,294
Validus Holdings, Ltd.	1,665,000	62,221
Fibra Uno Administración, SA de CV	18,471,391	60,921
YES BANK Ltd.	7,585,832	59,863
Home Loan Servicing Solutions, Ltd.	2,511,400	58,591
HCC Insurance Holdings, Inc.	1,257,000	52,832
National Financial Partners Corp.[1,2]	2,201,500	49,380
First Republic Bank	1,141,825	44,097
Rayonier Inc.[1]	728,400	43,464
Assured Guaranty Ltd.	2,100,000	43,281
PT Agung Podomoro Land Tbk	813,489,000	42,694
BOK Financial Corp.	680,000	42,364
East West Banking Corp.[1]	49,110,000	40,193
TISCO Financial Group PCL	20,700,000	39,230
Sterling Financial Corp.[4]	1,666,668	36,150
Sterling Financial Corp.	24,500	531
Altisource Portfolio Solutions SA1	506,123	35,302
Tokyo Tatemono Co., Ltd.	4,840,000	33,877
VZ Holding AG	244,210	33,295
Kemper Corp.	1,000,000	32,610
Banco ABC Brasil SA, preferred nominative	3,777,159	30,543
Leucadia National Corp.	1,104,516	30,297
Brait SE	7,974,880	30,136
Starwood Property Trust, Inc.	980,000	27,205
Redwood Trust, Inc.	1,110,000	25,730
Talmer Bancorp, Inc., Class A1,3,5	3,068,056	25,066
Manappuram Finance Ltd.[2]	54,930,986	21,831
DDR Corp.	1,225,000	21,339
Primerica, Inc.	650,000	21,307
Banca Generali SpA	1,123,069	21,304
GRUH Finance Ltd.	5,450,000	21,088
Old Republic International Corp.	1,635,000	20,781
Popular, Inc.[1]	750,720	20,727
Capitol Federal Financial, Inc.	1,697,000	20,483
Crédito Real, SAB de CV1	10,961,030	18,941
CapitalSource Inc.	1,900,000	18,278
IG Group Holdings PLC	2,210,700	17,936
Home Federal Bancorp, Inc.[2]	1,384,249	17,718
Tune Ins Holdings Bhd.[1]	36,816,000	16,645
Mahindra Lifespace Developers Ltd.[2]	2,157,380	15,042
Capitec Bank Holdings Ltd.	624,500	14,524
ICG Group, Inc.[1]	1,137,000	14,190
IndusInd Bank Ltd.	1,900,000	14,148
Huaku Construction Corp.	5,593,380	13,842
ING Vysya Bank Ltd.	1,282,000	13,140
Paraná Banco SA, preferred nominative	1,857,800	13,029
Robinsons Land Corp.	19,826,200	12,388
CenterState Banks, Inc.	1,375,400	11,801
First American Financial Corp.	460,155	11,766
Siam Future Development PCL[1]	31,354,088	10,814
PT Summarecon Agung Tbk	42,142,500	10,733
Canadian Western Bank	375,000	10,462
Supalai PCL	14,100,000	9,870
Bao Viet Holdings	4,137,486	9,799
Metropolitan Bank & Trust Co.	2,501,550	7,172
First Southern Bancorp, Inc.[1,2,3,5]	1,344,915	7,061
Chongqing Rural Commercial Bank Co., Ltd., Class H	11,500,000	6,148
Globe Trade Center SA1	2,355,556	5,530
ARA Asset Management Ltd.	2,446,620	3,786
Rockville Financial, Inc.	135,000	1,750
Westfield Financial, Inc.	200,000	1,556
OceanFirst Financial Corp.	100,000	1,442
BSB Bancorp, Inc.[1]	100,000	1,381
Chicopee Bancorp, Inc.	25,290	425
		2,209,061
Energy 6.08%
Ophir Energy PLC[1,2]	32,010,668	225,230
InterOil Corp.[1]	2,419,563	184,153
Keyera Corp.	1,111,200	62,430
Gulf Keystone Petroleum Ltd.[1,4]	23,310,000	61,801
Ultra Petroleum Corp.[1]	2,990,000	60,099
Pacific Rubiales Energy Corp.	2,834,400	59,804
Zhaikmunai LP (GDR)[4]	4,669,500	46,695
Zhaikmunai LP (GDR)	353,650	3,536
Peyto Exploration & Development Corp.	1,830,000	48,517
Concho Resources Inc.[1]	473,000	46,084
Core Laboratories NV	306,900	42,328
Comstock Resources, Inc.[1,2]	2,478,111	40,269
Paramount Resources Ltd.[1]	975,000	35,981
Bonanza Creek Energy, Inc.[1]	800,000	30,936
Heritage Oil Ltd.[1]	10,628,000	28,824
Oasis Petroleum Inc.[1]	724,000	27,563
African Petroleum Corp. Ltd.[1,2]	93,646,868	24,380
Diamondback Energy, Inc.[1]	900,000	24,156
Africa Oil Corp.[1,3,5]	1,865,775	12,920
Africa Oil Corp.[1]	1,459,292	10,311
Kværner ASA	10,269,776	21,271
Semirara Mining Corp.	3,082,000	20,194
Oceaneering International, Inc.	295,000	19,591
Exillon Energy PLC[1]	7,684,660	17,864
Tourmaline Oil Corp.[1]	410,000	15,849
Rosetta Resources Inc.[1]	300,800	14,312
HollyFrontier Corp.	255,000	13,120
Miclyn Express Offshore Ltd.	5,600,000	12,188
Bill Barrett Corp.[1]	550,000	11,148
Tethys Petroleum Ltd. (GBP denominated)[1]	1,147,487	911
Tethys Petroleum Ltd.[1]	12,161,000	9,215
Carrizo Oil & Gas, Inc.[1]	390,000	10,050
Falkland Oil and Gas Ltd.[1,2]	24,225,000	9,754
BPZ Resources, Inc.[1]	4,166,600	9,458
BNK Petroleum Inc.[1,2]	11,543,380	8,861
Goodrich Petroleum Corp.[1]	520,000	8,138
SBM Offshore NV1	429,700	7,110
Petrodorado Energy Ltd.[1,2]	38,400,000	6,802
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	13,678,000	6,696
Range Resources Ltd.[1]	100,000,000	6,169
Prosafe SE	600,000	5,803
Borders & Southern Petroleum PLC[1]	20,265,000	5,465
Gevo, Inc.[1]	1,554,030	3,481
Pacific Coal Resources Ltd.[1,2]	2,611,429	3,238
LNG Energy Ltd.[1,4]	13,000,000	448

0915988 B.C. Ltd.[1,3,5]	52,000	1
		1,323,154
Consumer staples 5.92%
Puregold Price Club, Inc.[2]	157,727,900	154,790
Super Group Ltd.[2]	44,597,000	140,197
Raia Drogasil SA, ordinary nominative	9,619,912	102,529
PT Sumber Alfaria Trijaya Tbk	145,315,000	97,201
Coca-Cola Icecek AS, Class C	2,861,097	82,590
PZ Cussons PLC	12,468,837	76,422
Emami Ltd.	5,210,000	57,703
Emmi AG	201,600	56,881
Hypermarcas SA, ordinary nominative[1]	6,436,500	50,583
O’Key Group SA (GDR)	4,234,800	48,277
Green Mountain Coffee Roasters, Inc.[1]	782,000	44,386
Bizim Toptan Satis Magazalari AS, non-registered shares[2]	2,623,474	44,351
Davide Campari-Milano SpA	5,388,500	41,922
Marfrig Alimentos SA, ordinary nominative[1]	7,950,000	33,185
Kernel Holding SA1	1,523,150	27,624
CP ALL PCL	16,139,200	25,489
Petra Foods Ltd.	6,683,000	22,410
Wumart Stores, Inc., Class H	11,980,000	21,668
Eurocash SA	1,265,000	20,632
VST Industries Ltd.	715,400	19,954
Origin Enterprises PLC	3,213,300	19,851
WhiteWave Foods Co., Class A1	900,000	15,363
Marico Ltd.	3,705,000	14,513
PriceSmart, Inc.	167,700	13,052
Tilaknager Industries Ltd.[2]	8,890,000	9,700
Church & Dwight Co., Inc.	150,000	9,695
Real Nutriceutical Group Ltd.	39,400,000	9,694
AMOREPACIFIC Corp.	10,560	9,273
Sundrug Co., Ltd.	194,900	8,643
HITEJINRO CO., LTD.	178,039	5,417
McBride PLC[1]	2,409,560	4,347
		1,288,342
Materials 5.87%
Chr. Hansen Holding A/S	3,726,000	138,225
AptarGroup, Inc.	2,307,591	132,340
James Hardie Industries PLC (CDI)	9,733,929	101,466
Schweitzer-Mauduit International, Inc.[2]	2,482,800	96,159
Yingde Gases Group Co. Ltd.	64,954,250	72,380
FUCHS PETROLUB AG, nonvoting preferred	388,800	32,680
FUCHS PETROLUB AG	358,647	27,581
PolyOne Corp.	1,992,000	48,625
Kenmare Resources PLC[1]	109,972,782	48,455
Greatview Aseptic Packaging Co. Ltd.[2]	67,933,000	45,507
Sealed Air Corp.	1,550,000	37,370
CPMC Holdings Ltd.	46,500,000	37,019
Ube Industries, Ltd.	16,703,000	32,821
Yip’s Chemical Holdings Ltd.[2]	29,978,000	32,131
African Minerals Ltd.[1]	8,638,121	30,252
Tiangong International Co. Ltd.	83,516,000	24,315
Frutarom Industries Ltd.	1,776,332	23,974
Siam City Cement PCL	1,300,000	21,485
Symrise AG	532,000	21,076
Valspar Corp.	333,700	20,773
Croda International PLC	470,000	19,588
Boral Ltd.	3,800,000	19,430
Stillwater Mining Co.[1]	1,365,000	17,649
Arkema SA	180,000	16,373
Sirius Minerals PLC[1]	52,304,735	15,894
Gem Diamonds Ltd.[1,2]	7,350,000	15,271
Lonmin PLC[1]	3,225,000	14,254
Duluth Metals Ltd.[1,2]	7,246,480	13,835
Sika AG, non-registered shares	5,530	13,425
Coal of Africa Ltd.[1,2]	55,734,459	11,855
United Phosphorus Ltd.	4,730,000	10,217
Dominion Diamond Corp.[1]	600,000	9,798
Mountain Province Diamonds Inc.[1]	2,222,222	9,623
EACOM Timber Corp.[1,2]	26,200,000	9,411
Eastern Platinum Ltd.[1,2]	61,631,450	8,794
J.K. Cement Ltd.	1,788,638	8,737
Gran Colombia Gold SA1,2	30,175,000	8,166
Cape Lambert Resources Ltd.[1]	32,943,995	6,347
Afferro Mining Inc.[1,2]	6,460,000	6,134
Yamana Gold Inc.	315,000	4,851
Engro Corp. Ltd.[1]	2,591,160	3,397
Mwana Africa PLC[1,4]	45,749,230	3,215
China Forestry Holdings Co., Ltd.[1,3]	29,142,000	1,502
Gold Road Resources Ltd.[1]	14,050,000	1,317
Hummingbird Resources PLC[1]	1,650,000	1,279
Rusoro Mining Ltd.[1]	21,437,000	1,055
Vatukoula Gold Mines PLC[1]	3,214,081	671
Kennady Diamonds Inc.[1,4]	380,952	450
		1,277,172
Utilities 2.69%
ENN Energy Holdings Ltd.[2]	55,644,296	308,235
Manila Water Co., Inc.[2]	104,200,900	102,133
Ratchaburi Electricity Generating Holding PCL	12,050,000	24,483
Ratchaburi Electricity Generating Holding PCL, nonvoting depository receipt	9,050,200	18,388
Glow Energy PCL	15,790,000	41,517
APR Energy PLC	2,422,208	31,097
Greenko Group PLC[1,2]	9,378,155	19,022
Energy World Corp. Ltd.[1]	42,673,314	16,442
Mytrah Energy Ltd.[1,2]	10,418,000	14,246
Torrent Power Ltd.	3,418,394	8,689
		584,252
Telecommunication services 1.71%
PT Sarana Menara Nusantara Tbk[1]	24,732,096	61,083
Telephone and Data Systems, Inc.	2,731,869	57,560
Cogent Communications Group, Inc.	2,115,000	55,836
tw telecom inc.[1]	1,657,700	41,757
Total Access Communication PCL	9,964,000	33,259
Iridium Communications Inc.[1,2]	5,210,000	31,364
NII Holdings, Inc., Class B1	5,595,000	24,226
Leap Wireless International, Inc.[1]	2,955,100	17,406
Visto Corp.[1,3,5]	3,636,364	15,491
MetroPCS Communications, Inc.[1]	1,153,300	12,571
Hutchison Telecommunications Hong Kong Holdings Ltd.	22,200,000	10,982
NewSat Ltd.[1,2]	14,400,563	5,923
NewSat Ltd.[1,2,4]	12,155,000	5,000
		372,458
Miscellaneous 4.93%
Other common stocks in initial period of acquisition		1,073,570
Total common stocks (cost: $14,617,192,000)		20,221,239

Preferred stocks 0.07%

Financials 0.07%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	631,000	16,311
Total preferred stocks (cost: $13,738,000)		16,311

Warrants 0.00%

Materials 0.00%
Gran Colombia Gold SA, warrants, expire 2015[1,2]	1,086,500	11
Duluth Exploration Ltd., warrants, expire 2013[1,3]	43,753	—
		11

Energy 0.00%
Pacific Coal Resources Ltd., warrants, expire 2016[1,2,3]	1,214,286	—
Total warrants (cost: $1,563,000)		11

Convertible securities 0.44%

Consumer discretionary 0.24%
Coupons.com Inc., Series B, convertible preferred[1,2,3,5]	8,191,724	53,410
Spot Runner, Inc., Series C, convertible preferred[1,3,5]	1,626,016	—
		53,410

Health care 0.11%
bluebird bio, Inc., Series D, convertible preferred[1,2,3,5]	22,374,386	16,009
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred[2,3,5]	2,789,614	7,725
		23,734

Financials 0.06%
Oriental Financial Group Inc., Series C, 8.75% noncumulative convertible preferred[5]	6,000	9,173
First Southern Bancorp, Inc., Series C, convertible preferred[1,2,3,5]	2,299	4,658
		13,831

		Value
Telecommunication services 0.03%	Shares	(000)
Iridium Communications Inc., Series A, convertible preferred[2,4]	60,000	$ 5,582
Total convertible securities (cost: $81,875,000)		96,557

Bonds & notes 0.17%
	Principal amount
U.S. Treasury bonds & notes 0.17%	(000)
U.S. Treasury 0.25% 2014	$ 5,000	5,004
U.S. Treasury 4.00% 2015	30,000	32,103
Total bonds & notes (cost: $37,099,000)		37,107

Short-term securities 6.45%
Freddie Mac 0.10%–0.19% due 4/1–10/22/2013	439,450	439,300
Fannie Mae 0.13%–0.16% due 5/22–12/16/2013	195,200	195,076
U.S. Treasury Bills 0.106%–0.18% due 4/18–8/15/2013	144,050	144,027
International Bank for Reconstruction and Development 0.13%–0.15% due 5/24–7/9/2013	114,900	114,878
Toronto-Dominion Holdings USA Inc. 0.15%–0.17% due 4/8–4/25/2013[4]	64,000	63,995
Toyota Credit Canada Inc. 0.16%–0.18% due 4/2–5/1/2013	60,000	59,998
Old Line Funding, LLC 0.18%–0.19% due 4/18–5/6/2013[4]	59,900	59,897
Reckitt Benckiser Treasury Services PLC 0.15% due 5/8/2013[4]	50,000	49,988
Mizuho Funding LLC 0.245% due 4/15/2013[4]	47,000	46,996
Bank of Nova Scotia 0.145% due 4/15/2013	40,500	40,497
Federal Farm Credit Banks 0.15% due 11/21/2013	39,900	39,868
Federal Home Loan Bank 0.165%–0.17% due 5/8–5/15/2013	34,200	34,195
ANZ National (International) Ltd. 0.16% due 4/2/2013[4]	29,920	29,920
National Australia Funding (Delaware) Inc. 0.165% due 5/13/2013[4]	25,000	24,997
Victory Receivables Corp. 0.17% due 4/23/2013[4]	12,400	12,399
Gotham Funding Corp. 0.19% due 5/20/2013[4]	5,500	5,499
Nestlé Finance International Ltd. 0.12% due 5/2/2013	14,000	13,999
BHP Billiton Finance (USA) Limited 0.13% due 4/2/2013[4]	13,600	13,600
Variable Funding Capital Company LLC 0.16% due 4/25/2013[4]	10,800	10,799
Coca-Cola Co. 0.12% due 5/23/2013[4]	2,500	2,499

Total short-term securities (cost $1,402,357,000)		1,402,427
Total investment securities (cost: $16,153,824,000)		21,773,652
Other assets less liabilities		(22,718)
Net assets		$21,750,934

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Represents an affiliated company as defined under the Investment Company Act of 1940.

3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $148,797,000, which represented .68% of the net assets of the fund.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $535,070,000, which represented 2.46% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets

Coupons.com Inc., Series B, convertible preferred	6/1/2011	$ 45,000	$ 53,410.25%
Talmer Bancorp, Inc., Class A	4/28/2010-12/12/2012	21,244	25,066.12
bluebird bio, Inc., Series D, convertible preferred	7/20/2012	11,149	16,009.07
Visto Corp.	8/27/2012	20,000	15,491.07
Africa Oil Corp.	12/3/2012	14,557	12,920.06
First Southern Bancorp, Inc.	12/17/2009	22,070	7,061.03
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	—	4,658.02
Oriental Financial Group Inc., Series C, 8.75%
noncumulative convertible preferred	6/28/2012	6,000	9,173.04
Ultragenyx Pharmaceutical Inc., Series B, convertible preferred	12/17/2012	7,726	7,725.04
0915988 B.C. Ltd.	4/23/2012	3	1.00
Fontainebleau Resorts LLC, Class A, nonvoting units	10/5/2005-6/1/2007	21,500	—	.00
Spot Runner, Inc.	10/25/2006-3/20/2008	15,071	—	.00
Spot Runner, Inc., Series C, convertible preferred	10/25/2006	6,000	—	.00
Total restricted securities		$190,320	$151,514.70%

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-035-0513O-S32804

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: May 31, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: May 31, 2013